Summary of Stock Option Activity (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares under option, ending	[1]	52,393
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares under option, beginning		52,393	39,662
Granted			21,564
Exercised			(7,097)
Forfeited			(430)
Expired/canceled			(1,306)
Shares under option, ending		52,393	52,393
Options exercisable		45,276	38,158
Shares under option, beginning		$ 102.86	$ 136.00
Granted			23.75
Exercised			21.50
Forfeited			259.75
Expired/canceled			196.00
Shares under option, ending		102.86	102.86
Options exercisable		$ 92.53	$ 78.25

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.